Leases (Lessor, Future Minimum Lease Payments to be Received) (Details) - CAD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Leases [Abstract]
2024	$ 97
2025	99
2026	98
2027	97
2028	96
Thereafter	873
Total minimum lease payments to be received	1,360	$ 1,393
Less: executory costs	(190)	(205)
Minimum lease payments receivable	$ 1,170	$ 1,188